Interest-bearing loans and borrowings - short term	12 Months Ended
Mar. 31, 2023
Disclosure Of Borrowings [Abstract]
Interest-bearing loans and borrowings - short term
27.
Interest-bearing loans and borrowings - short term

	As at March 31,
	2022	2023	2023
	(INR)	(INR)	(USD)
Working capital term loan (secured)	4,480	13,541	165
Acceptances (secured)	4,605	24,426	297
Buyer's / supplier's credit (secured)	5,400	—	—
Term loan from banks and financial institutions (secured)	—	4,556	55
Total #	14,485	42,523	517

Working capital term loan (secured)

The term loan from bank carries interest ranging from 8.00% to 10.10% per annum and is repayable with a bullet payment at the end of the tenure i.e. 30 to 365 days. It is secured by first charge by way of hypothecation of the entire movable properties of the respective borrower, including movable plant and machinery, machinery spares, tools and accessories, furniture, fixture and all other movable properties, book debts, operating cash flows, receivables, commission and revenues, all other current assets, intangible assets, goodwill, uncalled up capital except project assets.

Loan from bank (secured)

The loan carries interest 9.60% to 9.75% per annum and is repayable maximum within 12 months from the date of disbursement through bullet payment. One of the borrowing is secured by first pari-pasu charge over current assets of Ostro energy Private Limited (OEPL), except project assets and pledge of 51% of shares of OEPL. Further, the other borrowing is secured by first charge by way of mortgage of all present and future right, title and interest in specified bank accounts of the Company.

Acceptances (secured)

Acceptances represent creditors to whom banks have issued letter of credits. The letter of credits are secured by pari passu charge over all present and future current assets and movable fixed assets of the respective project Company for which such acceptances are taken and the discount rate of acceptances ranges from 7.00% to 9.92% per annum. The maturity period ranges from 3 to 12 months.

# Certain borrowings included above are guaranteed by RPPL on behalf of the Group entities. Further, certain securities held in subsidiary companies are pledged with banks and financial institutions as security for financial facilities obtained by subsidiary companies.